CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Schedule Showing Break-down of the Company's Total Short-term Investment and Long-term Investments

	Accounting	December 31,	December 31,
	Method	2020	2019
		(in thousands)
UTStarcom Hong Kong Holdings Ltd	Cost	$—	$3,129
Total Investments using Cost Method		—	3,129
Aceland	AFS	—	2,095
UTStarcom Hong Kong Holdings Ltd	AFS	2,100	—
Total Investments using Trading Method		2,100	2,095
Total Investments		$2,100	$5,224

Schedule of Change in Value of Financial Assets using Unobservable Inputs (Level 3)

Amount
In thousands
As of December 31, 2019	$2,095
Add: Reclassed from long-term investments to short-term investments	2,100
Less: Proceeds from sales of short-term investments	(2,095)
As of December 31, 2020	$2,100

AioTV
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Schedule of Significant Inputs for the Valuation Model used to Estimate Fair Value of Investments

Year Ended
December 31,
2016
Total fair value of invested Capital as at valuation date (in thousands)	900
Risk free rate of interest	0.80%
Dividend yield	0.00%
Expiration date	November 14, 2017
Volatility	41%